INTANGIBLE ASSETS - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2014 USD ($) product_lead
Disclosure of detailed information about intangible assets [line items]
Assets acquired	$ 5,977	$ 10,486
Number of new product leads | product_lead				2
Impairment charges	(4,991)	0
Capitalized development costs	0	159
Development costs
Disclosure of detailed information about intangible assets [line items]
Assets acquired	0	0
Impairment charges	(4,991)	0
Capitalized development costs	0	159
Development costs | Alpha-Galactosidase for Fabry's Disease
Disclosure of detailed information about intangible assets [line items]
Impairment charges				$ 300
Development costs | RUCONEST
Disclosure of detailed information about intangible assets [line items]
Impairment charges	4,700
Capitalized development costs	0	200	$ 4,500
Novartis License
Disclosure of detailed information about intangible assets [line items]
Assets acquired	2,530	1,583
Impairment charges	0	0
Capitalized development costs	0	$ 0
Transgenic Rabbit Models SASU | Development costs
Disclosure of detailed information about intangible assets [line items]
Assets acquired				$ 500
Novartis | Novartis License
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible assets	$ 2,500